                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Financial Services Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended November 30, 2003

Total Return for the six months ended November 30, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Financial Services Index[2]
10.21%	9.76%	9.82%	10.30%	10.80%	14.84%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The six-month period ended November 30, 2003 saw global equity markets gain, though not at the fervent pace of the first half of the year. Economically sensitive sectors gained most sharply, with technology stocks leading the way. The financial services sector's performance lagged the gains seen in some sectors and was largely driven by underperformance of a number of large capitalization financial services companies.

Results were varied across the components of the financial services sector. Performance in the bank sub-sector was mixed following the announcement of Bank of America's acquisition of Fleet Financial. This deal aroused speculation that further market consolidation would occur as investors attempted to gauge potential buyers and sellers. This speculation eventually led to forecasted buyers' stock prices underperforming while sellers' prices gained.

Insurance companies, in general, turned in the worst stock price performance in the financial services sector as several companies failed to deliver on earnings expectations. While the environment for premium pricing remained strong, fears that pricing may have peaked contributed the negative performance of the entire group.

Performance Analysis

The Fund underperformed its primary benchmark, the Standard & Poor's 500 Index, during the period due to its focus on the financial services sector, which lagged more cyclical sectors. The Fund underperformed the Lipper Financial Services Fund Group during the period mainly due to increased takeover speculation in the small and regional banks after a series of high-profile bank merger announcements. The Fund tends to overweight larger, high-quality banks that are usually viewed as acquirers rather than sellers, and thus tends to underperform in periods of bank takeover speculation.

With interest rates at multi-decade lows, our strategy during the period was to de-emphasize industries driven primarily by interest rate factors and focus on those with greater exposure to an improving economy. This strategy led us to maintain the Fund's positions in financial institutions that are more leveraged toward commercial credit in the belief that an improving economy would result in lower provisioning expenses and thus higher earnings. Moreover, we continued to shift the Fund away from liability-sensitive banks and thrifts to asset-sensitive banks that would likely benefit from an increase in interest rates. We reduced the Fund's exposure to small-capitalization banks and asset management companies that, in our view, appeared fairly valued and reinvested the proceeds in larger-capitalization financial stocks with strong cash flow and higher than average dividend yields.

Fund positions in secular growth sectors in capital markets and wealth-management businesses, including brokers and global wholesale, were maintained at overweight during the period, as fundamentals for debt underwriting remained strong and equity and merger and acquisition activity accelerated. The Fund decreased its exposure to property and casualty reinsurance stocks and increased its weighting in unsecured lenders that were poised to benefit from economic improvement through slower refinancing and reduced credit losses.

TOP 10 HOLDINGS
Citigroup Inc.	5.8%
Wells Fargo & Co.	5.1
Merrill Lynch & Co. Inc.	4.8
Lehman Brothers Holdings Inc.	4.6
Goldman Sachs Group Inc.	3.9
American Intl Group Inc.	3.4
JP Morgan Chase & Co.	3.3
Wachovia Corp.	3.3
Fannie Mae	3.0
American Express	3.0

TOP FIVE INDUSTRIES
Major Banks	22.1%
Financial Conglomerates	14.9
Investment Banks/Brokers	13.4
Regional Banks	10.9
Finance/Rental/Leasing	10.9

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests substantially in a diversified portfolio of common stocks and other equity securities of companies engaged in the financial services and related industries.

2.	The Fund's stock selection process centers around a fundamental analysis of company balance sheets, income statements, products, services, and stock price. The manager looks for potential beneficiaries of attractive business niches or product innovation and capable management, among other variables.

3.	Companies considered for the Fund's portfolio may include asset management companies, securities- brokerage firms, financial planners, banks, credit and finance companies and insurance companies, to name a few.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2003

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/26/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	FSVAX		FSVBX		FSVCX		FSVDX
1 Year	18.09%	[3]	17.12%	[3]	17.28%	[3]	18.32%	[3]
	11.89	[4]	12.12	[4]	16.28	[4]	—
5 Years	7.87	[3]	7.04	[3]	7.09	[3]	8.13	[3]
	6.71	[4]	6.75	[4]	7.09	[4]	—
Since Inception	10.34	[3]	11.15	[3]	9.52	[3]	10.48	[3]
	9.40	[4]	11.15	[4]	9.52	[4]	—

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Financial Services Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Financial Services Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2003 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Data Processing Services (1.9%)
169,600	First Data Corp.	$6,419,360
	Finance/Rental/Leasing (10.9%)
115,600	Capital One Financial Corp.	6,903,632
139,900	Doral Financial Corp.	7,074,743
149,800	Fannie Mae	10,486,000
302,100	MBNA Corp.	7,407,492
155,600	SLM Corp.	5,777,428
		37,649,295
	Financial Conglomerates (14.9%)
229,100	American Express Co.	10,472,161
431,200	Citigroup Inc.	20,283,648
323,100	J.P. Morgan Chase & Co.	11,424,816
46,300	Prudential Financial, Inc.	1,810,793
122,600	UBS AG (ADR) (Switzerland)	7,868,468
		51,859,886
	Financial Publishing/Services (0.4%)
56,600	National Financial Partners Corp.	1,431,980
	Investment Banks/Brokers (13.4%)
141,500	Goldman Sachs Group, Inc. (The)	13,595,320
221,600	Lehman Brothers Holdings, Inc.	16,001,736
296,200	Merrill Lynch & Co., Inc.	16,809,350
		46,406,406
	Investment Managers (5.9%)
63,300	Affiliated Managers Group, Inc.*	4,209,450
68,200	BlackRock, Inc.	3,474,790
219,100	Federated Investors, Inc. (Class B)	6,299,125
74,500	Franklin Resources, Inc.	3,563,335
96,900	Mellon Financial Corp.	2,790,720
		20,337,420
	Life/Health Insurance (1.5%)
144,100	Reinsurance Group of America, Inc.	5,353,315
	Major Banks (22.1%)
125,500	Bank of America Corp.	$9,466,465
341,200	Bank of New York Co., Inc. (The)	10,468,016
219,100	Bank One Corp.	9,500,176
138,700	Comerica, Inc.	7,233,205
167,700	SouthTrust Corp.	5,391,555
81,000	SunTrust Banks, Inc.	5,755,050
247,500	Wachovia Corp.	11,323,125
307,500	Wells Fargo & Co.	17,628,975
		76,766,567
	Multi-Line Insurance (6.2%)
205,100	American International Group, Inc.	11,885,545
128,000	Hartford Financial Services Group, Inc. (The)	7,040,000
82,100	Nationwide Financial Services, Inc. (Class A)	2,679,744
		21,605,289
	Property – Casualty Insurers (4.6%)
2,500	Berkshire Hathaway, Inc. (Class B)*	7,002,500
110,000	Everest Re Group, Ltd. (ADR) (Bermuda)	9,040,900
		16,043,400
	Real Estate Investment Trusts (1.2%)
108,700	iStar Financial Inc.	4,242,561
	Regional Banks (10.9%)
132,200	Banknorth Group, Inc.	4,332,194
69,600	City National Corp.	4,402,896
46,000	Fifth Third Bancorp	2,673,980
68,200	M&T Bank Corp.	6,401,934
70,200	Southwest Bancorporation of Texas, Inc.	2,683,746
194,260	Texas Regional Bancshares, Inc. (Class A)	7,226,472
364,200	U.S. Bancorp	10,091,982
		37,813,204

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Savings Banks (1.9%)
133,100	GreenPoint Financial Corp.	$4,522,738
56,766	New York Community Bancorp, Inc.	2,205,359
		6,728,097
	Specialty Insurance (2.0%)
142,300	Radian Group, Inc.	7,022,505
	Total Common Stocks (Cost $278,923,672)	339,679,285

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.6%) Repurchase Agreement
$8,991	Joint repurchase agreement account 1.06% due 12/01/03 (dated 11/28/03; proceeds $8,991,794) (a) (Cost $8,991,000)	8,991,000

Total Investments (Cost $287,914,672) (b)	100.4%	348,670,285
Liabilities in Excess of Other Assets	(0.4)	(1,298,990)
Net Assets	100.0%	$347,371,295

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,327,527 and the aggregate gross unrealized depreciation is $571,914, resulting in net unrealized appreciation of $60,755,613.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $287,914,672)	$348,670,285
Receivable for:
Dividends	420,760
Shares of beneficial interest sold	123,830
Foreign withholding taxes reclaimed	66,465
Prepaid expenses and other assets	110,485
Total Assets	349,391,825
Liabilities:
Payable for:
Investments purchased	1,391,914
Distribution fee	249,032
Investment management fee	214,185
Shares of beneficial interest redeemed	109,335
Accrued expenses and other payables	56,064
Total Liabilities	2,020,530
Net Assets	$347,371,295
Composition of Net Assets:
Paid-in-capital	$286,797,040
Net unrealized appreciation	60,767,800
Net investment loss	(36,920)
Accumulated net realized loss	(156,625)
Net Assets	$347,371,295
Class A Shares:
Net Assets	$6,927,033
Shares Outstanding (unlimited authorized, $.01 par value)	482,507
Net Asset Value Per Share	$14.36
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.16
Class B Shares:
Net Assets	$288,707,124
Shares Outstanding (unlimited authorized, $.01 par value)	21,211,233
Net Asset Value Per Share	$13.61
Class C Shares:
Net Assets	$12,289,147
Shares Outstanding (unlimited authorized, $.01 par value)	901,088
Net Asset Value Per Share	$13.64
Class D Shares:
Net Assets	$39,447,991
Shares Outstanding (unlimited authorized, $.01 par value)	2,727,654
Net Asset Value Per Share	$14.46

Statement of Operations

For the six months ended November 30, 2003 (unaudited)

Net Investment Loss:
Income
Dividends	$3,147,331
Interest	39,571
Total Income	3,186,902
Expenses
Distribution fee (Class A shares)	8,273
Distribution fee (Class B shares)	1,451,708
Distribution fee (Class C shares)	59,931
Investment management fee	1,303,122
Transfer agent fees and expenses	272,344
Registration fees	39,333
Professional fees	33,395
Shareholder reports and notices	31,735
Custodian fees	12,862
Trustees' fees and expenses	4,925
Other	6,194
Total Expenses	3,223,822
Net Investment Loss	(36,920)
Net Realized and Unrealized Gain:
Net realized gain	22,564,474
Net change in unrealized appreciation	9,983,472
Net Gain	32,547,946
Net Increase	$32,511,026

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003	FOR THE YEAR ENDED MAY 31, 2003
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(36,920)	$(394,754)
Net realized gain (loss)	22,564,474	(17,324,050)
Net change in unrealized appreciation	9,983,472	(23,585,956)
Net Increase (Decrease)	32,511,026	(41,304,760)
Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(4,709)
Class B shares	—	(233,454)
Class C shares	—	(8,597)
Class D shares	—	(19,014)
Total Distributions	—	(265,774)
Net decrease from transactions in shares of beneficial interest	(25,915,422)	(87,099,270)
Net Increase (Decrease)	6,595,604	(128,669,804)
Net Assets:
Beginning of period	340,775,691	469,445,495
End of Period (Including accumulated net investment losses of $36,920 and $0, respectively)	$347,371,295	$340,775,691

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited) continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited) continued

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,121,320 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8, $218,105 and $695, respectively and received $22,534 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $241,252,346 and $269,256,449, respectively. Included in the aforementioned transactions are purchases of $1,792,000 and sales of $3,320,720 for portfolio transactions with other Morgan Stanley funds, including a net realized gain of $460,170.

For the six months ended November 30, 2003, the Fund incurred brokerage commissions of $80,960 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $4,000.

At November 30, 2003, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Manager and Distributor, owned 157,062 Class D shares of beneficial interest of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited) continued

At May 31, 2003, the Fund had a net capital loss carryover of approximately $8,059,226 which will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED MAY 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	67,685	$930,944	125,100	$1,510,727
Reinvestment of distributions	—	—	360	4,210
Repurchased	(65,958)	(909,959)	(165,108)	(1,933,553)
Net increase (decrease) – Class A	1,727	20,985	(39,648)	(418,616)
CLASS B SHARES
Sold	1,207,352	15,755,684	2,338,569	27,151,995
Reinvestment of distributions	—	—	18,949	211,659
Repurchased	(3,085,976)	(40,395,742)	(10,319,053)	(117,216,012)
Net decrease – Class B	(1,878,624)	(24,640,058)	(7,961,535)	(89,852,358)
CLASS C SHARES
Sold	113,585	1,483,670	180,611	2,093,348
Reinvestment of distributions	—	—	744	8,311
Repurchased	(111,941)	(1,471,432)	(287,736)	(3,253,342)
Net increase (decrease) – Class C	1,644	12,238	(106,381)	(1,151,683)
CLASS D SHARES
Sold	180,845	2,533,400	952,468	11,414,035
Reinvestment of distributions	—	—	464	5,454
Repurchased	(278,035)	(3,841,987)	(566,751)	(7,096,102)
Net increase (decrease) – Class D	(97,190)	(1,308,587)	386,181	4,323,387
Net decrease in Fund	(1,972,443)	$(25,915,422)	(7,721,383)	$(87,099,270)

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2003 (unaudited) continued

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Financial Services Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED MAY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.03		$13.93	$13.64	$10.92	$15.57	$14.44
Income (loss) from investment operations:
Net investment income‡	0.04		0.07	0.01	0.03	0.05	0.05
Net realized and unrealized gain (loss)	1.29		(0.96)	0.34	2.69	(1.02)	2.48
Total income (loss) from investment operations	1.33		(0.89)	0.35	2.72	(0.97)	2.53
Less distributions from net realized gain	0.00		(0.01)	(0.06)	—	(3.68)	(1.40)
Net asset value, end of period	$14.36		$13.03	$13.93	$13.64	$10.92	$15.57
Total Return†	10.21	% (1)	(6.39)%	2.60%	24.91%	(7.66)%	19.63%
Ratios to Average Net Assets (3):
Expenses	1.23	% (2)	1.23%	1.17%	1.14%	1.20%	1.20%
Net investment income	0.60	% (2)	0.55%	0.07%	0.27%	0.37%	0.37%
Supplemental Data:
Net assets, end of period, in thousands	$6,927		$6,264	$7,247	$7,173	$5,253	$4,905
Portfolio turnover rate	72	% (1)	158%	176%	254%	264%	295%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED MAY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.40		$13.35	$13.19	$10.64	$15.37	$14.38
Income (loss) from investment operations:
Net investment loss‡	(0.01)		(0.02)	(0.09)	(0.06)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.22		(0.92)	0.31	2.61	(1.00)	2.45
Total income (loss) from investment operations	1.21		(0.94)	0.22	2.55	(1.05)	2.39
Less distributions from net realized gain	0.00		(0.01)	(0.06)	—	(3.68)	(1.40)
Net asset value, end of period	$13.61		$12.40	$13.35	$13.19	$10.64	$15.37
Total Return†	9.76	%(1)	(7.04)%	1.70%	23.97%	(8.35)%	18.69%
Ratios to Average Net Assets(3):
Expenses	1.98	%(2)	1.99%	1.93%	1.93%	1.96%	1.97%
Net investment loss	(0.15)	% (2)	(0.21)%	(0.69)%	(0.52)%	(0.39)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$288,707		$286,304	$414,670	$481,517	$369,229	$474,549
Portfolio turnover rate	72	%(1)	158%	176%	254%	264%	295%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED MAY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.42		$13.36	$13.19	$10.64	$15.37	$14.38
Income (loss) from investment operations:
Net investment loss‡	(0.01)		(0.01)	(0.08)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	1.23		(0.92)	0.31	2.61	(1.00)	2.44
Total income (loss) from investment operations	1.22		(0.93)	0.23	2.55	(1.05)	2.39
Less distributions from net realized gain	0.00		(0.01)	(0.06)	—	(3.68)	(1.40)
Net asset value, end of period	$13.64		$12.42	$13.36	$13.19	$10.64	$15.37
Total Return†	9.82	%(1)	(6.96)%	1.78%	23.97%	(8.35)%	18.69%
Ratios to Average Net Assets(3):
Expenses	1.98	%(2)	1.88%	1.84%	1.93%	1.96%	1.91%
Net investment loss	(0.15)	% (2)	(0.10)%	(0.60)%	(0.52)%	(0.39)%	(0.34)%
Supplemental Data:
Net assets, end of period, in thousands	$12,289		$11,175	$13,442	$15,047	$9,888	$10,305
Portfolio turnover rate	72	%(1)	158%	176%	254%	264%	295%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED MAY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.11		$13.98	$13.66	$10.91	$15.53	$14.35
Income (loss) from investment operations:
Net investment income‡	0.06		0.10	0.04	0.07	0.06	0.04
Net realized and unrealized gain (loss)	1.29		(0.96)	0.34	2.68	(1.00)	2.54
Total income (loss) from investment operations	1.35		(0.86)	0.38	2.75	(0.94)	2.58
Less distributions from net realized gain	0.00		(0.01)	(0.06)	—	(3.68)	(1.40)
Net asset value, end of period	$14.46		$13.11	$13.98	$13.66	$10.91	$15.53
Total Return†	10.30	% (1)	(6.15)%	2.82%	25.21%	(7.46)%	20.12%
Ratios to Average Net Assets(3):
Expenses	0.98	% (2)	0.99%	0.93%	0.93%	0.96%	0.97%
Net investment income	0.85	% (2)	0.79%	0.31%	0.48%	0.61%	0.60%
Supplemental Data:
Net assets, end of period, in thousands	$39,448		$37,032	$34,086	$23,081	$1,630	$1,385
Portfolio turnover rate	72	% (1)	158%	176%	254%	264%	295%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Addtional Information contains additional information about the Fund, including its trustees, it is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributions Inc., member NASD.

© 2003 Morgan Stanley

36000RPT-00-13271A04-AN-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Financial Services Trust Semiannual Report November 30, 2003

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                         /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                           /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9